Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other assets
Cash collateral on derivative instruments	SFr 7,057	SFr 5,141
Cash collateral on non-derivative transactions	465	490
Derivative instruments used for hedging	33	50
Assets held-for-sale	6,744	8,300
of which loans	6,630	8,130
of which real estate	54	141
of which long-lived assets	60	29
Assets held for separate accounts	125	190
Interest and fees receivable	5,055	4,669
Deferred tax assets	4,943	5,522
Prepaid expenses	613	379
Failed purchases	1,283	1,327
Defined benefit pension and post-retirement plan assets	1,794	2,170
Other	4,509	3,833
Other assets	32,621	32,071
Other liabilities
Cash collateral on derivative instruments	6,903	8,644
Cash collateral on non-derivative transactions	514	473
Derivative instruments used for hedging	8	99
Provisions	928	1,007
of which off-balance sheet risk	151	106
Restructuring liabilities	346	306	SFr 311	SFr 199
Liabilities held for separate accounts	125	190
Interest and fees payable	5,159	5,591
Current tax liabilities	927	700
Deferred tax liabilities	438	394
Failed sales	2,187	720
Defined benefit pension and post-retirement plan liabilities	518	541
Other	12,054	12,947
Other liabilities	30,107	31,612
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	687	534
Foreclosed or repossessed real estate	13	8
Foreclosed or repossessed residential real estate	10	5
Bank
Other assets
Cash collateral on derivative instruments	7,057	5,142
Cash collateral on non-derivative transactions	465	490
Derivative instruments used for hedging	33	50
Assets held-for-sale	6,744	8,300
of which loans	6,630	8,130
of which real estate	54	141
of which long-lived assets	60	29
Assets held for separate accounts	125	190
Interest and fees receivable	5,506	4,819
Deferred tax assets	4,887	5,457
Prepaid expenses	560	330
Failed purchases	1,283	1,327
Defined benefit pension and post-retirement plan assets	1,001	1,058
Other	4,482	3,793
Other assets	32,143	30,956
Other liabilities
Cash collateral on derivative instruments	6,903	8,644
Cash collateral on non-derivative transactions	514	473
Derivative instruments used for hedging	8	99
Provisions	920	998
of which off-balance sheet risk	151	106
Restructuring liabilities	342	301	SFr 311	SFr 199
Liabilities held for separate accounts	125	190
Interest and fees payable	5,521	5,804
Current tax liabilities	907	687
Deferred tax liabilities	268	152
Failed sales	2,187	720
Defined benefit pension and post-retirement plan liabilities	518	541
Other	12,114	13,074
Other liabilities	30,327	31,683
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	687	534
Foreclosed or repossessed real estate	13	8
Foreclosed or repossessed residential real estate	SFr 10	SFr 5